GENERAL (Details)	Dec. 31, 2014		Dec. 31, 2013
Matrix [Member]
Equity Method Investment, Ownership Percentage	50.20%		50.10%
Magic [Member]
Equity Method Investment, Ownership Percentage	45.10%	[1]	51.60%	[1]
Sapiens [Member]
Equity Method Investment, Ownership Percentage	50.20%	[2]	48.60%	[2]
Insync [Member]
Equity Method Investment, Ownership Percentage	100.00%		0.00%

[1]	From March 5, 2014 until December 31, 2014 Magic's results of operations were reflected in the Company's results of operations using the equity method of accounting.
[2]	From August 21, 2011 until January 27, 2012, and from November 19, 2013 until December 23, 2014 Sapiens' results of operations were reflected in the Company's results of operations using the equity method of accounting.